Operating Segment and Revenue Information - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of major customers [line items]
Revenue from contracts with customers	¥ 2,097,224	¥ 1,770,531	¥ 1,732,051
Trade receivables	657,681
Revenue that was included in contract liability balance at beginning of period	781
Revenue from performance obligations satisfied or partially satisfied in previous periods	53,931
Increase through business combinations, contract assets	304,720
Medipal Group
Disclosure of major customers [line items]
Revenue from contracts with customers	225,962	220,249	¥ 265,646
Trade receivables	¥ 58,965	¥ 49,565